                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08916

Morgan Stanley Information Fund
                          (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

 MORGAN STANLEY INFORMATION FUND
 PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                                     VALUE
---------                                                                ------------
            COMMON STOCKS (100.9%)
            Broadcasting (1.2%)
1,000,000   Sirius Satellite Radio, Inc.*                                $  7,650,000
                                                                         ------------

            Computer Communications (3.7%)
  940,000   Cisco Systems, Inc.*                                           18,142,000
  170,000   Juniper Networks, Inc.*                                         4,622,300
                                                                         ------------
                                                                           22,764,300
                                                                         ------------
            Computer Peripherals (8.9%)
  100,000   Avid Technology, Inc.*                                          6,175,000
1,000,000   EMC Corp.*                                                     14,870,000
  450,000   Network Appliance, Inc.*                                       14,949,000
  560,000   Seagate Technology (ADR) (Cayman Islands)*                      9,671,200
  175,000   Zebra Technologies Corp. (Class A)*                             9,849,000
                                                                         ------------
                                                                           55,514,200
                                                                         ------------
            Computer Processing Hardware (3.6%)
  460,000   Dell, Inc.*                                                    19,384,400
  500,000   Sun Microsystems, Inc.*                                         2,690,000
                                                                         ------------
                                                                           22,074,400
                                                                         ------------
            Electrical Products (0.3%)
  100,000   Ultralife Batteries, Inc.*                                      1,945,000
                                                                         ------------
            Electronic Components (1.5%)
  375,000   Jabil Circuit, Inc.*                                            9,592,500
                                                                         ------------

            Electronic Distributors (0.8%)
   75,000   CDW Corp.                                                       4,976,250
                                                                         ------------

            Electronic Equipment/Instruments (2.8%)
  315,000   Scientific-Atlanta, Inc.                                       10,398,150
  420,000   Symbol Technologies, Inc.                                       7,266,000
                                                                         ------------
                                                                           17,664,150
                                                                         ------------
            Electronic Production Equipment (4.5%)
  400,000   Applied Materials, Inc.*                                        6,840,000
  300,000   ASML Holding N.V. (Netherlands)*                                4,773,000
  150,000   KLA-Tencor Corp.*                                               6,987,000
  200,000   Novellus Systems, Inc.*                                         5,578,000
  100,000   Varian Semiconductor Equipment Associates, Inc.*                3,685,000
                                                                         ------------
                                                                           27,863,000
                                                                         ------------
            Industrial Specialties (0.4%)
   50,000   Nitto Denko Corp. (Japan)                                       2,742,534
                                                                         ------------

            Information Technology Services (12.2%)
  250,000   Accenture Ltd. (Class A) (ADR) (Bermuda)*                       6,750,000
  250,000   Amdocs Ltd.*                                                    6,562,500
  600,000   Anteon International Corp.*                                    25,116,000
   55,000   Infosys Technologies Ltd. (ADR) (India)                         3,812,050
  200,000   International Business Machines Corp.                          19,716,000
  150,000   RSA Security, Inc.*                                             3,009,000
  250,000   Satyam Computer Services Ltd. (ADR) (India)                     6,032,500

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
  400,000  Telvent GIT, S.A. (Spain)*                                       5,100,000
                                                                         ------------
                                                                           76,098,050
                                                                         ------------
           Internet Retail (1.2%)
  100,000  Amazon.com, Inc.*                                                4,429,000
  100,000  IAC/InterActiveCorp.*                                            2,762,000
                                                                         ------------
                                                                            7,191,000
                                                                         ------------
           Internet Software/Services (5.2%)
   75,000  JAMDAT Mobile Inc.*                                              1,548,750
  750,000  Siebel Systems, Inc.*                                            7,875,000
  350,000  VeriSign, Inc.*                                                 11,732,000
  300,000  Yahoo! Inc.*                                                    11,304,000
                                                                         ------------
                                                                           32,459,750
                                                                         ------------
           Major Telecommunications (3.3%)
  400,000  France Telecom S.A. (ADR) (France)                              13,232,000
  300,000  Sprint Corp. (FON Group)                                         7,455,000
                                                                         ------------
                                                                           20,687,000
                                                                         ------------
           Media Conglomerates (1.8%)
  300,000  Viacom, Inc. (Class A)                                          11,124,000
                                                                         ------------

           Medical Specialties (0.7%)
  200,000  PerkinElmer, Inc.                                                4,498,000
                                                                         ------------

           Other Consumer Services (0.5%)
  100,000  eLong, Inc. (ADR)*                                               1,865,000
   58,700  HouseValues, Inc.*                                                 881,674
                                                                         ------------
                                                                            2,746,674
                                                                         ------------
           Packaged Software (19.1%)
  150,000  Cognos, Inc. (Canada)*                                           6,609,000
  300,000  Macromedia, Inc.*                                                9,336,000
  250,000  Mercury Interactive Corp.*                                      11,387,500
1,050,000  Microsoft Corp.                                                 28,045,500
  130,000  NAVTEQ Corp*                                                     6,026,800
  450,000  Novell, Inc.*                                                    3,037,500
  750,000  Oracle Corp.*                                                   10,290,000
  250,000  Quest Software, Inc.*                                            3,987,500
  500,000  Red Hat, Inc.*                                                   6,675,000
  150,000  SAP AG (ADR) (Germany)                                           6,631,500
  386,800  Symantec Corp.*                                                  9,963,968
  600,000  VERITAS Software Corp.*                                         17,130,000
                                                                         ------------
                                                                          119,120,268
                                                                         ------------
           Recreational Products (1.6%)
  500,000  Activision, Inc.*                                               10,090,000
                                                                         ------------

           Semiconductors (12.8%)
  500,000  Advanced Micro Devices, Inc.*                                   11,010,000
  200,000  Analog Devices, Inc.                                             7,384,000
  150,000  Broadcom Corp. (Class A)*                                        4,842,000
  450,000  Intel Corp.                                                     10,525,500
  150,000  Maxim Integrated Products, Inc.                                  6,358,500
  300,000  Monolithic Power Systems, Inc*                                   2,790,000
  900,000  RF Micro Devices, Inc.*                                          6,156,000
  200,000  Silicon Image, Inc.*                                             3,292,000
  237,500  Silicon Laboratories, Inc.*                                      8,386,125
  400,000  Texas Instruments, Inc.                                          9,848,000
  300,000  Xilinx, Inc.                                                     8,895,000
                                                                         ------------
                                                                           79,487,125
                                                                         ------------
           Specialty Telecommunications (1.0%)
  450,000  Citizens Communications Co.                                      6,205,500
                                                                         ------------

           Telecommunication Equipment (10.6%)
  875,000  Andrew Corp.*                                                   11,926,250
  200,000  Comverse Technology, Inc.*                                       4,890,000

  400,000  Corning, Inc.*                                                   4,708,000
  100,000  Harris Corp.                                                     6,179,000
2,500,000  Lucent Technologies, Inc.*                                       9,400,000
  500,000  Nokia Corp. (ADR) (Finland)                                      7,835,000
  500,000  QUALCOMM, Inc.                                                  21,200,000
                                                                         ------------
                                                                           66,138,250
                                                                         ------------
           Wireless Telecommunications (3.2%)
  150,000  America Movil S.A. de C.V. (Series L) (ADR) (Mexico)             7,852,500
  250,000  NII Holdings, Inc.(Class B)*                                    11,862,500
                                                                         ------------
                                                                           19,715,000
                                                                         ------------
           TOTAL COMMON STOCKS (Cost $521,909,147)                       $628,346,951
                                                                         ------------

           WARRANTS (0.0%)

           Internet Software/Services (0.0%)
      327  Microstrategy Inc.*  - expire 06/24/07                                  29
                                                                         ------------

           Telecommunication Equipment (0.0%)
   26,806  Lucent Technologies, Inc.* - expire 12/10/07                        42,353
                                                                         ------------

           TOTAL WARRANTS (Cost $13)                                           42,382
                                                                         ------------

           TOTAL INVESTMENT
           (Cost $ 521,909,160) (a)                              100.9%  $628,389,333
           LIABILITIES IN EXCESS OF OTHER ASSETS                  (0.9)    (5,779,020)
                                                                 -----   ------------
           NET ASSETS                                            100.0%  $622,610,313
                                                                 =====   ============

----------------------------

      ADR American Depository Receipt.

      *   Non-income producing security.

      (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 128,585,234 and the aggregate gross unrealized depreciation is $ 22,105,061, resulting in net unrealized appreciation of $ 106,480,173.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Information Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                       3